Credit related Commitments and Contingent Liabilities - Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy according to Bank Recovery and Resolution Directive (BRRD), the Single Resolution Fund (SRF) and the German statutory deposit protection	€ 412	€ 412